SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)	Aug. 06, 2025	Dec. 31, 2025		Dec. 31, 2024	Jun. 19, 2024
Class of Stock [Line Items]
Ordinary shares, shares issued		3,755,397	[1]	1
Ordinary shares, shares outstanding		3,755,397	[1]	1
Shareholders share consolidation, description	the Company’s shareholders approved to implement a two hundred (200)-for-one (1) share consolidation of all of its authorized, issued and unissued ordinary shares.
Share capital value	$ 50,000
Share capital, shares authorized	250,000,000
Ordinary shares, par value	$ 0.0002	$ 0.0002	[1]	$ 1
Ordinary shares, shares authorized		250,000,000	[1]	50,000
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued		2,923,225		2,923,225	530,404,830
Ordinary shares, shares outstanding		2,923,225		2,923,225	530,404,830
Warrants to purchase, shares issued					2,873,741
Warrants to purchase, shares outstanding					2,873,741
Ordinary shares, par value	$ 0.0002	$ 0.0002		$ 0.0002
Ordinary shares, shares authorized	225,000,000	225,000,000		225,000,000
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued		832,172		832,172	194,963,156
Ordinary shares, shares outstanding		832,172		832,172	194,963,156
Ordinary shares, par value	$ 0.0002	$ 0.0002		$ 0.0002
Ordinary shares, shares authorized	25,000,000	25,000,000		25,000,000

[1]	The Company’s shareholders approved to implement a two hundred (200)-for-one (1) share consolidation of all of its authorized, issued and unissued ordinary shares, see Note 8.